Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. We did not use any financial performance measure to link “Compensation Actually Paid” to our NEOs to our Company performance in the most recently completed fiscal year; accordingly, this disclosure does not present a Company-Selected Measure in the table below nor a Tabular List of our most important financial metrics. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For additional discussion of how executive compensation is linked to Company performance, please see the section
labeled “Named Executive Compensation Overview” in this Proxy Statement.

Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs¹ ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)
					TSR ($)	Peer Group TSR ($)

2024	4,202,323	4,303,599	1,832,708	1,682,859	11.04	108.72	(168)

2023	5,925,790	3,404,758	1,859,249	1,040,141	10.05	109.34	(136)

2022	5,878,026	705,198	1,860,101	387,388	15.85	104.54	(116)

2021	34,104,892	(1,459,864)	8,024,996	(7,212,212)	29.47	116.31	121

2020	2,886,987	15,193,868	2,925,389	13,475,089	137.71	116.28	(11)

1.	Jean-Pierre Sommadossi, PhD was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024

Janet Hammond, MD, PhD	Andrea Corcoran	Andrea Corcoran	Andrea Corcoran	Andrea Corcoran

Maria Arantxa Horga, MD	Janet Hammond, MD, PhD	Janet Hammond, MD, PhD	Janet Hammond, MD, PhD	Janet Hammond, MD, PhD

Nathaniel Brown, MD	Maria Arantxa Horga, MD	Maria Arantxa Horga, MD	Maria Arantxa Horga, MD	Maria Arantxa Horga, MD

	John Vavricka	John Vavricka	Wayne Foster	John Vavricka

2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2024	4,202,323	(3,161,158)	3,262,434	4,303,599

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	1,832,708	(1,138,037)	988,188	1,682,859
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following
tables.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO. ($)	Total - Inclusion of Equity Values for PEO ($)

2024	1,901,788	804,695	256,956	298,995	3,262,434

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	684,217	101,340	107,658	94,973	988,188
4. The Peer Group total shareholder return (“TSR”) set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2024. The TSR and Peer Group TSR assumes $100 was invested for the period starting on October 30, 2020, the first public trading date of our Common Stock, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote
1.	Jean-Pierre Sommadossi, PhD was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024

Janet Hammond, MD, PhD	Andrea Corcoran	Andrea Corcoran	Andrea Corcoran	Andrea Corcoran

Maria Arantxa Horga, MD	Janet Hammond, MD, PhD	Janet Hammond, MD, PhD	Janet Hammond, MD, PhD	Janet Hammond, MD, PhD

Nathaniel Brown, MD	Maria Arantxa Horga, MD	Maria Arantxa Horga, MD	Maria Arantxa Horga, MD	Maria Arantxa Horga, MD

	John Vavricka	John Vavricka	Wayne Foster	John Vavricka

Peer Group Issuers, Footnote	The Peer Group total shareholder return (“TSR”) set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2024. The TSR and Peer Group TSR assumes $100 was invested for the period starting on October 30, 2020, the first public trading date of our Common Stock, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 4,202,323	$ 5,925,790	$ 5,878,026	$ 34,104,892	$ 2,886,987
PEO Actually Paid Compensation Amount	$ 4,303,599	3,404,758	705,198	(1,459,864)	15,193,868
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2024	4,202,323	(3,161,158)	3,262,434	4,303,599

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO. ($)	Total - Inclusion of Equity Values for PEO ($)

2024	1,901,788	804,695	256,956	298,995	3,262,434

Non-PEO NEO Average Total Compensation Amount	$ 1,832,708	1,859,249	1,860,101	8,024,996	2,925,389
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,682,859	1,040,141	387,388	(7,212,212)	13,475,089
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	1,832,708	(1,138,037)	988,188	1,682,859

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	684,217	101,340	107,658	94,973	988,188

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR and the Company’s Peer Group TSR, with TSR being measured from the first public trading date of our Common Stock through the end of each of the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR and the Company’s Peer Group TSR, with TSR being measured from the first public trading date of our Common Stock through the end of each of the five most recently completed fiscal years.

Total Shareholder Return Amount	$ 11.04	10.05	15.85	29.47	137.71
Peer Group Total Shareholder Return Amount	108.72	109.34	104.54	116.31	116.28
Net Income (Loss)	$ (168,000,000)	$ (136,000,000)	$ (116,000,000)	$ 121,000,000	$ (11,000,000)
PEO Name	Jean-Pierre Sommadossi, PhD	Jean-Pierre Sommadossi, PhD	Jean-Pierre Sommadossi, PhD	Jean-Pierre Sommadossi, PhD	Jean-Pierre Sommadossi, PhD
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,262,434
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,901,788
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	804,695
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	256,956
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	298,995
PEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,161,158)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	988,188
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	684,217
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	101,340
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,658
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,973
Non-PEO NEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,138,037)